Series A Preferred Stock (Details Narrative) - $ / shares	12 Months Ended	32 Months Ended
	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2018	Jul. 24, 2017	Jul. 05, 2017	Mar. 13, 2017
Preferred Stock Series A shares designated	1,000,000		1,000,000
Formerly entitled to vote rate				$ 1,200	$ 1,200	$ 400
Common Stock conversion to preferred stock rate				$ 400	$ 100	100
current entitled to vote rate						$ 1,200
Former Chairman
Series A Preferred stock ownership		1,000,000
LSW Holdings, LLC
Series A Preferred stock ownership	1,000,000